Parent Company Only Condensed Financial Information (Details) - Schedule of related party balances - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Borqs HK [Member]
Amount due from (to) related parties
Amount due from (to) related parties	$ 17,280	$ 17,472
Borqs Beijing [Member]
Amount due from (to) related parties
Amount due from (to) related parties	(113)	(83)
Borqs USA [Member]
Amount due from (to) related parties
Amount due from (to) related parties	808	808
Borqs International [Member]
Amount due from (to) related parties
Amount due from (to) related parties	$ 20,430	$ 23,449